SIGNIFICANT CUSTOMERS (Details Narrative) - Customer Concentration Risk [Member] - Number	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Number of customers	4	5
Percentage of concentration risk	55.00%	58.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers	3	3
Percentage of concentration risk	69.00%	48.00%